FAIR VALUE MEASUREMENTS - Convertible Notes Payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Change in fair value of convertible debt	$ (104,238)	$ (319,695)	$ (2,146,284)	$ (1,707,747)
Convertible debt
FAIR VALUE MEASUREMENTS
Change in fair value of convertible debt	$ (104,000)	$ (320,000)	$ 2,146,000	$ (1,708,000)